Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated balance sheets to the combined amounts shown on the accompanying condensed consolidated statements of cash flows (in thousands):

	June 30,
	2022	2021
Cash and cash equivalents	$29,714	$19,796
Restricted cash	4,559	70,542
Total cash, cash equivalents and restricted cash	$34,273	$90,338

Schedule of Restricted Cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated balance sheets to the combined amounts shown on the accompanying condensed consolidated statements of cash flows (in thousands):

	June 30,
	2022	2021
Cash and cash equivalents	$29,714	$19,796
Restricted cash	4,559	70,542
Total cash, cash equivalents and restricted cash	$34,273	$90,338

Schedule of Real Estate Held For Sale
The following table summarizes real estate notes receivable as of June 30, 2022 (in thousands):

			Stated Interest Rate	Maximum Loan Commitment	Outstanding Loan Amount
	Origination Date	Maturity Date			June 30, 2022
Mezzanine Loans - Texas (1)	6/24/2021	6/24/2024	8%	$54,119	$53,756
Mezzanine Loan - North Carolina	12/22/2021	12/22/2024	8%	6,000	6,000
Mortgage Loan - Texas	6/30/2021	7/1/2022	10%	15,000	15,000
Construction Loan - Florida	5/17/2022	2/27/2026	6%	65,000	1,464
					76,220
Accrued interest receivable					311
Unamortized fees and costs					(659)
Unearned revenue					—
					$75,872

(1) Interest on these mezzanine loans is accrued and funded utilizing interest reserves, which is included in the maximum loan commitment, and such accrued interest is added to the note receivable balance.